UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET SHORT DURATION

MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited)	January 31, 2010

Face Amount	Security	Value
MUNICIPAL BONDS - 78.5%
Alabama - 0.7%
$7,500,000	Alabama State Public School & College Authority, 5.000% due 5/1/14	$8,372,100
500,000	East Alabama Health Care Authority, Health Care Facilities Revenue, 5.000% due 9/1/13 (a)	518,865

	Total Alabama	8,890,965

Alaska - 0.3%
	North Slope Boro, AK, GO:
1,500,000	5.000% due 6/30/12	1,626,675
1,500,000	5.000% due 6/30/13	1,659,015

	Total Alaska	3,285,690

Arizona - 2.0%
	Arizona State, COP, Department of Administration, AGM:
6,000,000	5.000% due 10/1/13	6,643,440
12,405,000	5.000% due 10/1/14	13,824,753
2,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project, 7.000% due 12/1/10 (a)(b)	2,074,200
2,255,000	Phoenix, AZ, Civic Improvement Corp., Water System Revenue, 5.000% due 7/1/13	2,496,623
1,105,000	University of Arizona, COP, AMBAC, 5.250% due 6/1/10	1,122,238

	Total Arizona	26,161,254

California - 12.8%
	California Health Facilities Financing Authority Revenue:
	Adventist Health System:
1,290,000	5.000% due 3/1/11	1,334,273
1,720,000	5.000% due 3/1/12	1,810,076
2,000,000	5.000% due 3/1/13	2,124,580
	Providence Health & Services System:
1,000,000	5.000% due 10/1/12	1,076,800
500,000	5.250% due 10/1/13	551,490
5,000,000	California Infrastructure & Economic Development Bank Revenue, J. Paul Getty Trust, 2.500% due 4/1/13 (a)	5,191,500
	California State:
10,000,000	Economic Recovery, GO, 5.000% due 7/1/14 (a)	10,972,000
15,000,000	RAN, 3.000% due 5/25/10	15,094,200
	California Statewide CDA, Revenue:
	FHA, Methodist Hospital Project:
2,450,000	5.500% due 8/1/13	2,698,797
2,000,000	5.500% due 2/1/14	2,209,900
20,000,000	Proposition 1A Receivables Program, 5.000% due 6/15/13	21,397,000
	Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project:
750,000	5.000% due 7/1/15	827,543
1,000,000	5.000% due 7/1/16	1,095,060
2,500,000	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC, 5.000% due 8/1/11	2,541,000
1,085,000	El Dorado, CA, Irrigation District, COP, 3.500% due 8/1/15	1,116,736
15,000,000	Los Angeles, CA, USD, GO, TRAN, 2.000% due 8/12/10	15,130,800
4,000,000	Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian, 5.000% due 2/7/13 (a)	4,291,920
	Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project:
750,000	4.000% due 7/1/11	778,643
600,000	5.000% due 7/1/12	650,280
800,000	5.000% due 7/1/13	885,440

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
California - 12.8% (continued)
$650,000	5.000% due 7/1/14	$723,203
875,000	5.000% due 7/1/15	967,776
1,000,000	5.000% due 7/1/16	1,098,090
	San Bernardino County, CA:
5,000,000	COP, Arrowhead Project, 5.000% due 8/1/14	5,395,700
7,000,000	Transportation Authority, Sales Tax Revenue, 4.000% due 5/1/12	7,400,610
	San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
4,220,000	5.000% due 5/15/13	4,689,939
2,000,000	5.000% due 5/15/14	2,258,240
	San Francisco, CA, City & County Airports Commission, International Airport Revenue:
2,500,000	6.500% due 5/1/10 (a)(b)	2,532,550
16,500,000	2.250% due 12/4/12 (a)	16,704,270
	San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6,285,000	4.000% due 11/1/12	6,767,437
6,005,000	4.000% due 11/1/13	6,570,251
5,000,000	4.000% due 11/1/14	5,474,100
4,890,000	5.000% due 11/1/15	5,562,619
	William S. Hart, CA, Union High School District, GO, BAN:
3,000,000	4.000% due 12/1/11	3,065,760
7,000,000	5.000% due 12/1/11	7,277,340

	Total California	168,265,923

Colorado - 2.5%
	Colorado Health Facilities Authority Revenue:
	Catholic Health:
3,250,000	5.000% due 11/8/12 (a)	3,479,970
7,000,000	5.000% due 11/12/13 (a)	7,529,550
5,000,000	5.000% due 11/11/14 (a)	5,356,250
2,000,000	Initiatives, 5.250% due 11/12/13 (a)	2,202,180
10,000,000	Evangelical Lutheran Good Samaritan Society, 5.000% due 12/1/14 (a)	10,359,000
2,500,000	Denver, CO, City & County, Excise Tax Revenue, FSA, 5.000% due 9/1/12	2,711,150
1,000,000	E-470 Public Highway Authority Revenue, CO, NATL, 5.000% due 9/1/11 (a)	1,038,110

	Total Colorado	32,676,210

Connecticut - 1.4%
15,000,000	Bridgeport, CT, GO, TAN, 2.500% due 2/5/10	15,000,750
2,900,000	Connecticut State, HEFA Revenue, Ascension Health Credit, 3.500% due 2/1/12 (a)	2,965,163

	Total Connecticut	17,965,913

District of Columbia - 1.8%
21,295,000	District of Columbia Income Tax Secured Revenue, 5.000% due 12/1/12	23,606,998

Florida - 4.6%
	Citizens Property Insurance Corp., FL:
10,000,000	5.000% due 6/1/12	10,631,700
1,000,000	Senior Secured High Risk Notes, 5.000% due 6/1/11	1,046,500
5,000,000	Florida State Board of Education, Lottery Revenue, FGIC, 5.500% due 7/1/12	5,363,000
3,850,000	Florida State Municipal Power Agency Revenue, All Requirements Power, 5.000% due 10/1/13	4,222,834
2,630,000	Florida Water Pollution Control Financing Corp. Revenue, 3.000% due 1/15/12	2,727,678
5,000,000	JEA, FL, Electric System Revenue, 5.000% due 10/1/14	5,470,200
	Miami-Dade County, FL, IDA, Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project:

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Florida - 4.6% (continued)
$2,000,000	2.750% due 4/1/10 (a)	$2,000,280
1,000,000	5.400% due 8/1/11 (a)(b)	1,042,130
15,235,000	Orange County, FL, Tourist Development Tax Revenue, 5.000% due 10/1/15	16,801,615
	Osceola County, FL, Capital Improvements Revenue:
1,465,000	5.000% due 10/1/12	1,591,825
1,370,000	5.000% due 10/1/13	1,511,809
1,990,000	5.000% due 10/1/14	2,201,079
5,465,000	Volusia County, FL, School Board, Sales Tax Revenue, FSA, 5.500% due 10/1/12	5,925,536

	Total Florida	60,536,186

Georgia - 1.1%
	Atlanta, GA, Water & Wastewater Revenue:
2,500,000	4.000% due 11/1/11	2,539,100
3,365,000	4.000% due 11/1/12	3,424,426
2,500,000	Main Street Natural Gas Inc., GA, Gas Project Revenue, 5.000% due 3/15/11	2,582,950
1,750,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10 (a)	1,760,797
	Public Gas Partners Inc., GA, Project Revenue:
2,300,000	5.000% due 10/1/12	2,482,252
1,400,000	5.000% due 10/1/13	1,534,540

	Total Georgia	14,324,065

Illinois - 1.1%
8,000,000	Illinois EFA Revenues, University of Chicago, 3.375% due 2/3/14 (a)	8,518,720
3,250,000	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, 5.000% due 8/15/13	3,569,313
2,500,000	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	2,635,725

	Total Illinois	14,723,758

Indiana - 2.0%
5,330,000	Indiana Health Facility Financing Authority Revenue, 5.000% due 8/1/13 (a)	5,725,113
	Jasper County, IN, PCR, Northern Indiana Public Service, NATL:
1,000,000	4.150% due 8/1/10	1,004,180
1,000,000	5.200% due 6/1/13	1,051,630
	Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project:
1,000,000	3.250% due 1/1/12	1,016,520
1,000,000	4.000% due 1/1/13	1,031,610
1,255,000	4.250% due 1/1/14	1,299,779
15,260,000	Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc., 2.800% due 6/2/14 (a)	15,610,522

	Total Indiana	26,739,354

Iowa - 1.0%
5,500,000	Iowa Finance Authority Health Facilities Revenue, Central Iowa Health System, 5.000% due 8/15/12 (a)	5,873,175
7,500,000	Waterloo, IA, Community School District, School Infrastructure Sales & Services Tax Revenue, BAN, 3.750% due 5/1/12	7,755,300

	Total Iowa	13,628,475

Kansas - 0.3%
4,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 4/1/13 (a)	4,238,320

Kentucky - 0.5%
	Kentucky State Property & Building Commission:
2,035,000	EDR, 5.000% due 5/1/14	2,272,505

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Kentucky - 0.5% (continued)
$3,800,000	Revenue, FSA, 5.250% due 10/1/15	$4,369,962

	Total Kentucky	6,642,467

Louisiana - 0.5%
	Louisiana Local Government Environmental Facilities & CDA, Louisiana Community & Technical College System Facilities Corp. Project:
1,750,000	4.000% due 10/1/13	1,872,938
1,500,000	4.000% due 10/1/14	1,604,520
730,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue, 3.500% due 6/1/13	736,840
2,500,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/11 (a)(b)	2,626,725

	Total Louisiana	6,841,023

Massachusetts - 0.3%
	Massachusetts State HEFA Revenue:
2,350,000	Amherst College, 2.750% due 1/5/12 (a)	2,405,883
1,000,000	Northeastern University, 4.000% due 10/1/12	1,054,220

	Total Massachusetts	3,460,103

Michigan - 3.5%
6,000,000	Detroit, MI, RAN, 5.000% due 3/1/10	6,013,740
	Michigan State Building Authority Revenue, Facilities Program:
2,225,000	3.000% due 10/15/12	2,276,665
2,430,000	3.000% due 10/15/13	2,479,548
2,915,000	4.000% due 10/15/14	3,050,926
2,030,000	4.000% due 10/15/15	2,096,807
	Michigan State Housing Development Authority:
4,500,000	3.200% due 12/1/11	4,523,265
8,225,000	3.500% due 6/1/12	8,298,120
11,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co., 5.250% due 8/1/14 (a)	11,518,980
2,260,000	Michigan State Trunk Line, FGIC, 5.000% due 11/1/11	2,398,470
	Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO:
1,000,000	4.000% due 1/1/13	1,062,400
2,100,000	4.000% due 1/1/14	2,246,580

	Total Michigan	45,965,501

Minnesota - 0.5%
6,000,000	Northern Municipal Power Agency, MN, Electric System Revenue, 5.000% due 1/1/13	6,515,340

Missouri - 0.1%
500,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.000% due 8/1/13	534,140
700,000	Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project, 4.900% due 7/1/13 (a)(b)	714,280

	Total Missouri	1,248,420

Nevada - 0.1%
1,400,000	Clark County, NV, Refunding Bond Bank, GO, AMBAC, 5.000% due 11/1/13	1,566,880

New Jersey - 3.6%
5,250,000	Gloucester County, NJ, Improvement Authority, Solid Waste Resource Recovery Revenue, Waste Management Inc. Project, 2.625% due 12/3/12 (a)	5,326,808
	New Jersey EDA Revenue, School Facilities Construction:
2,000,000	5.000% due 12/15/13	2,227,660

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
New Jersey - 3.6% (continued)
$2,000,000	5.000% due 12/15/14	$2,245,260
5,000,000	New Jersey State EFA Revenue, University of Medicine & Dentistry of New Jersey, 6.000% due 12/1/14	5,409,650
	New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
4,725,000	5.000% due 12/1/13	5,228,165
4,500,000	5.000% due 12/1/15	4,987,890
14,085,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue, 2.550% due 11/1/12	14,086,831
	New Jersey State Transportation Trust Fund Authority, Transportation Systems:
2,500,000	5.000% due 6/15/11 (c)	2,655,150
5,000,000	FGIC, 5.250% due 12/15/13	5,615,500

	Total New Jersey	47,782,914

New Mexico - 0.3%
1,665,000	Albuquerque, NM, Airport Revenue, 5.000% due 7/1/12	1,792,189
2,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 5.000% due 8/1/12	2,115,700

	Total New Mexico	3,907,889

New York - 12.7%
	Babylon, NY, Industrial Development Agency Resource Recovery Revenue, Covanta Babylon Inc.:
2,500,000	5.000% due 1/1/14	2,744,175
2,295,000	5.000% due 1/1/15	2,519,588
5,000,000	MTA, NY, Revenue, 5.000% due 11/15/13 (a)	5,553,450
	New York City, NY:
6,000,000	HDC, MFH Revenue, 3.000% due 11/1/12	6,047,340
	TFA Revenue, Future Tax Secured:
4,000,000	5.000% due 11/1/13	4,546,960
20,935,000	5.000% due 11/1/14	23,998,628
	TFA, Building Aid Revenue:
2,470,000	5.000% due 1/15/13	2,709,516
3,000,000	5.000% due 1/15/14	3,345,000
3,550,000	Trust for Cultural Resources Revenue, Juilliard School, 2.750% due 7/1/12 (a)	3,677,800
4,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project of New Jersey, 2.500% due 1/2/13 (a)	4,046,080
	New York State Thruway Authority:
15,000,000	General Revenue, BAN, 4.000% due 7/15/11	15,646,050
33,000,000	Service Contract Revenue, Local Highway & Bridge, 5.000% due 4/1/15	37,174,830
2,500,000	New York, NY, GO, 5.000% due 9/1/12	2,730,375
	Triborough Bridge & Tunnel Authority, NY, Revenue:
27,500,000	4.000% due 11/15/12 (a)	29,585,600
20,000,000	5.000% due 11/15/14 (a)	22,221,200

	Total New York	166,546,592

Ohio - 3.3%
4,500,000	Akron, OH, Special Assessment, Street Improvement Notes, 3.500% due 10/1/10	4,526,010
2,650,000	Montgomery County, OH, Revenue, Miami Valley Hospital, 5.250% due 11/15/14 (a)	2,763,446
	Ohio State Air Quality Development Authority Revenue:
5,000,000	Columbus Southern Power Co., 3.875% due 6/1/14 (a)	5,141,350
4,000,000	FirstEnergy Generation Corp., 5.250% due 3/1/11 (a)	4,165,000
14,000,000	Pollution Control, FirstEnergy Generation Corp., 4.750% due 8/1/12 (a)	14,722,400

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Ohio - 3.3% (continued)
$3,000,000	Ohio State Higher Educational Facility Commission Revenue, Oberlin College, 5.000% due 10/1/14	$3,418,650
7,000,000	Ohio State University, General Receipts, 5.000% due 12/1/14	8,017,170

	Total Ohio	42,754,026

Oregon - 1.3%
	Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System:
7,000,000	5.000% due 7/15/12 (a)	7,350,210
5,000,000	5.000% due 7/15/14 (a)	5,310,700
2,000,000	Oregon State Department of Administrative Services, Lottery Revenue, 5.000% due 4/1/14	2,279,580
	Oregon State Facilities Authority Revenue, Legacy Health System:
1,000,000	5.000% due 3/15/13	1,072,310
750,000	5.000% due 3/15/14	808,560

	Total Oregon	16,821,360

Pennsylvania - 2.4%
5,000,000	Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp., 3.000% due 4/2/12 (a)	5,035,400
	Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial Hospital:
2,000,000	5.000% due 6/1/13	2,129,620
2,670,000	5.000% due 6/1/14	2,841,574
2,000,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Exelon Generation Co. LLC, 5.000% due 6/1/12 (a)	2,108,140
10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program, 5.000% due 6/15/13	11,158,700
4,750,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, Assured Guaranty, 2.625% due 9/1/12 (a)	4,770,615
2,800,000	University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project, 5.500% due 9/15/13 (a)	3,137,092

	Total Pennsylvania	31,181,141

South Carolina - 1.9%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue, 5.000% due 1/1/15	2,187,080
22,850,000	York County, SC, PCR, North Carolina Electric Membership Corp., SPA-National Rural Utilities Cooperative Finance Corp., 2.250% due 3/1/10 (a)	22,850,000

	Total South Carolina	25,037,080

Tennessee - 0.8%
4,250,000	Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management Inc. Project, 2.500% due 7/1/12	4,216,510
6,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 9/1/15	6,291,000

	Total Tennessee	10,507,510

Texas - 6.6%
	Brazos River, TX, Harbor Navigation District:
5,000,000	Brazoria County Environmental, Dow Chemical Co., 5.500% due 6/15/11 (a)	5,184,400
5,000,000	Brazoria County Revenue, Dow Chemical Co., 5.250% due 10/1/11	5,074,300
	Dallas-Fort Worth, TX, International Airport Revenue:
2,000,000	4.000% due 11/1/12	2,129,460
3,000,000	4.000% due 11/1/13	3,224,340
4,000,000	5.000% due 11/1/13	4,442,960
3,500,000	4.000% due 11/1/14	3,747,975
2,500,000	5.000% due 11/1/14	2,788,550

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Texas - 6.6%(continued)
$1,250,000	NATL, 4.750% due 11/1/13 (b)	$1,253,337
25,000,000	Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project, 2.300% due 9/3/13 (a)	25,344,750
	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System:
5,000,000	5.000% due 6/1/12 (a)	5,359,450
5,000,000	5.000% due 6/1/13 (a)	5,441,700
500,000	5.250% due 12/1/13	549,495
1,000,000	Houston, TX, Utility System Revenue, 5.000% due 5/15/11 (a)	1,041,430
10,000,000	Lower Colorado, TX, River Authority Revenue, 5.000% due 5/15/14	11,186,100
1,000,000	North Texas Tollway Authority Revenue, 5.000% due 1/1/13 (a)	1,066,270
1,770,000	Northside, TX, ISD, GO, PSFG, SPA-Dexia Credit Local, 3.700% due 8/1/10 (a)	1,772,319
2,500,000	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	2,629,775
3,500,000	Texas Transportation Commission Centre, TX, Turnpike System Revenue, 5.000% due 2/15/11 (a)	3,572,100
1,000,000	Titus County, TX, Fresh Water Supply District, Southwestern Electric Power Co., 4.500% due 7/1/11	1,022,780

	Total Texas	86,831,491

U.S. Virgin Islands - 2.4%
	Virgin Islands Public Finance Authority Revenue:
	Senior Lien:
4,000,000	5.000% due 10/1/11	4,168,240
6,000,000	5.000% due 10/1/12	6,353,460
3,250,000	5.000% due 10/1/13	3,472,495
3,000,000	5.000% due 10/1/14	3,219,870
	Subordinated Lien:
3,100,000	5.000% due 10/1/11	3,230,386
3,675,000	5.000% due 10/1/12	3,891,494
3,765,000	5.000% due 10/1/13	4,022,752
3,250,000	5.000% due 10/1/14	3,488,193

	Total U.S. Virgin Islands	31,846,890

Utah - 2.9%
35,000,000	Utah State, GO, 4.000% due 7/1/13	38,524,850

Virginia - 1.8%
2,000,000	King George County, VA, IDA, Solid Waste Disposal Facility Revenue, Waste Management Inc., 6.000% due 5/3/10 (a)(b)	2,012,780
15,000,000	Virginia State Public School Authority, School Financing, 5.000% due 8/1/14	17,238,300
3,500,000	York County, VA, EDA, PCR, Virginia Electric & Power Co., 4.050% due 5/1/14 (a)	3,730,160

	Total Virginia	22,981,240

Washington - 0.7%
6,000,000	Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue, 5.250% due 7/1/14 (b)	6,486,720
	Washington State Health Care Facilities Authority Revenue, PeaceHealth:
1,000,000	5.000% due 11/1/13	1,069,190
1,550,000	5.000% due 11/1/14	1,660,546

	Total Washington	9,216,456

Wisconsin - 0.6%
	Wisconsin HEFA, Health Care Facilities Revenue, Luther Hospital:
1,750,000	5.000% due 11/15/12	1,893,868
1,075,000	4.000% due 11/15/13	1,137,221

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Wisconsin - 0.6% (continued)
$3,750,000	Wisconsin State Petroleum Inspection Fee Revenue, 5.000% due 7/1/14	$4,253,212

	Total Wisconsin	7,284,301

Wyoming - 0.1%
1,500,000	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, NATL, 5.000% due 12/15/11	1,575,750

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,011,565,723)	1,030,082,335

SHORT-TERM INVESTMENTS - 19.8%
Alaska - 1.5%
19,300,000	Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, 0.180%, 2/1/10 (d)	19,300,000

California - 3.5%
800,000	California Health Facilities Finance Authority, Adventist Health System, LOC-Wachovia Bank, 0.180%, 2/1/10 (d)	800,000
	California Infrastructure & Economic Development Bank Revenue:
6,800,000	Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A., 0.180%, 2/1/10 (d)	6,800,000
1,500,000	Rand Corp., LOC-Bank of America N.A., 0.200%, 2/1/10 (d)	1,500,000
	California State:
	Department of Water Resources, Power Supply Revenue:
8,500,000	LOC-BNP Paribas, 0.170%, 2/1/10 (d)	8,500,000
100,000	Subordinated, LOC-Bank of America, 0.170%, 2/1/10 (d)	100,000
15,847,000	GO, TECP, 0.450% due 2/2/10	15,847,000
3,200,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local, 0.190%, 2/1/10 (d)	3,200,000
8,900,000	Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V., 0.170%, 2/3/10 (d)	8,900,000

	Total California	45,647,000

Colorado - 0.3%
1,600,000	Colorado Educational & Cultural Facilities Authority Revenue, YMCA Rockies Project, LOC-Bank of America N.A., 0.200%, 2/1/10 (d)	1,600,000
2,275,000	Denver, CO, City & County, COP, SPA-JPMorgan Chase, 0.180%, 2/1/10 (d)	2,275,000

	Total Colorado	3,875,000

Delaware - 0.1%
1,590,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 0.190%, 2/1/10 (d)	1,590,000

Florida - 1.3%
	Florida State Municipal Power Agency Revenue:
2,590,000	All Requirements Power Supply, LOC-SunTrust Bank, 0.240%, 2/1/10 (d)	2,590,000
240,000	All Requirements Supply, LOC-Bank of America N.A., 0.200%, 2/1/10 (d)	240,000
2,500,000	Gainesville, FL, Utilities System Revenue, SPA-SunTrust Bank, 0.250%, 2/1/10 (d)	2,500,000
8,800,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wachovia Bank N.A., 0.210%, 2/1/10 (d)	8,800,000
100,000	Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wachovia Bank N.A., 0.210%, 2/1/10 (d)	100,000
1,100,000	Orange County, FL, EFA Revenue, Rollins College Project, LOC-Bank of America N.A., 0.190%, 2/1/10 (d)	1,100,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Florida - 1.3% (continued)
$1,400,000	Sarasota-Manatee Airport Authority, Refunding, LOC-SunTrust Bank, 0.240%, 2/1/10 (d)	$1,400,000

	Total Florida	16,730,000

Georgia - 0.7%
6,410,000	Albany-Dougherty County, GA, Hospital Authority Revenue, Refunding Anticipation CTFS, Phoebe Putney Memorial Hospital, LOC-SunTrust Bank, 0.240%, 2/1/10 (d)	6,410,000
1,500,000	Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Bank of America N.A., 0.200%, 2/1/10 (d)	1,500,000
1,215,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.210%, 2/1/10 (d)	1,215,000

	Total Georgia	9,125,000

Illinois - 0.1%
500,000	Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank N.A., 0.250%, 2/3/10 (d)	500,000
300,000	Illinois Finance Authority Revenue, University of Chicago Medical Center, LOC-Bank of America N.A., 0.160%, 2/1/10 (d)	300,000

	Total Illinois	800,000

Iowa - 0.0%
100,000	Iowa Finance Authority Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase, 0.200%, 2/1/10 (d)	100,000

Louisiana - 0.5%
	West Baton Rouge Parish, LA, Industrial District No. 3 Revenue, TECP, Dow Chemical Co. Project:
5,000,000	0.800% due 2/11/10	5,000,000
1,100,000	0.800% due 3/2/10	1,100,000

	Total Louisiana	6,100,000

Massachusetts - 0.3%
	Massachusetts State HEFA Revenue:
300,000	Capital Asset Program, LOC-Bank of America, 0.200%, 2/1/10 (d)	300,000
1,700,000	Harvard University, 0.170%, 2/1/10 (d)	1,700,000
1,500,000	Museum of Fine Arts, SPA-Bank of America N.A., 0.180%, 2/1/10 (d)	1,500,000
1,000,000	Partners Healthcare Systems, 0.170%, 2/1/10 (d)	1,000,000

	Total Massachusetts	4,500,000

Michigan - 1.3%
	University of Michigan Revenue:
10,600,000	0.200%, 2/1/10 (d)	10,600,000
6,200,000	Hospital, 0.200%, 2/1/10 (d)	6,200,000

	Total Michigan	16,800,000

Minnesota - 0.4%
5,900,000	Robbinsdale, MN, Revenue, North Memorial Health Care, LOC-Wells Fargo Bank N.A., 0.180%, 2/1/10 (d)	5,900,000

Missouri - 0.3%
	Missouri State HEFA, Educational Facilities Revenue:
3,000,000	St. Louis University, LOC-Bank of America N.A., 0.180%, 2/1/10 (d)	3,000,000
1,200,000	Washington University, SPA-JPMorgan Chase, 0.180%, 2/1/10 (d)	1,200,000

	Total Missouri	4,200,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
New Jersey - 0.7%
$1,400,000	Mercer County, NJ, Improvement Authority Revenue, Atlantic Foundation Project, LOC-Bank of America N.A., 0.180%, 2/1/10 (d)	$1,400,000
	New Jersey EDA:
6,600,000	Gas Facilities Revenue, Pivotal Utility Holdings Inc., LOC-Wells Fargo Bank N.A., 0.180%, 2/1/10 (d)	6,600,000
1,200,000	School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC, 0.160%, 2/1/10 (d)	1,200,000

	Total New Jersey	9,200,000

New York - 0.7%
1,500,000	MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen, 0.200%, 2/1/10 (d)	1,500,000
	New York City, NY:
	GO:
200,000	FSA, 0.200%, 2/1/10 (d)	200,000
500,000	LOC-Morgan Guaranty Trust, 0.210%, 2/1/10 (d)	500,000
1,900,000	Subordinated, AGM, SPA-Dexia Credit Local, 0.210%, 2/1/10 (d)	1,900,000
2,400,000	Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A., 0.180%, 2/1/10 (d)	2,400,000
	New York State Dormitory Authority Revenue:
2,900,000	Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase, 0.160%, 2/4/10 (d)	2,900,000
200,000	State Supported Debt, University of Rochester, LOC-JPMorgan Chase, 0.210%, 2/1/10 (d)	200,000

	Total New York	9,600,000

North Carolina - 1.0%
13,200,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, FSA, SPA-Dexia Credit Local, 0.230%, 2/4/10 (d)	13,200,000

Oklahoma - 0.2%
2,400,000	Oklahoma State, Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A., 0.210%, 2/1/10 (d)	2,400,000

Oregon - 0.2%
100,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank N.V., 0.230%, 2/1/10 (d)	100,000
	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local:
1,300,000	0.200%, 2/1/10 (d)	1,300,000
300,000	0.200%, 2/1/10 (b)(d)	300,000
500,000	0.200%, 2/3/10 (d)	500,000
100,000	Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A., 0.170%, 2/1/10 (d)	100,000
300,000	Oregon State Housing & Community Services, Revenue, Redwood Park Apartments, FNMA-Collateralized, LIQ-FNMA, 0.260%, 2/4/10 (b)(d)	300,000

	Total Oregon	2,600,000

Pennsylvania - 0.0%
300,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A., 0.180%, 2/1/10 (d)	300,000

Puerto Rico - 3.8%
	Commonwealth of Puerto Rico, GO:
17,000,000	Public Improvements, LOC-Wachovia Bank N.A., 0.180%, 2/1/10 (d)	17,000,000
32,500,000	Refunding, Public Improvements, SPA-Dexia Credit Local, 0.180%, 2/1/10 (d)	32,500,000

	Total Puerto Rico	49,500,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
Tennessee - 0.8%
$100,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc., Project LOC-Bank of America N.A., 0.200%, 2/1/10 (d)	$100,000
4,620,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 0.210%, 2/1/10 (d)	4,620,000
5,200,000	Montgomery County, TN, Public Building Authority, Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America N.A., 0.210%, 2/1/10 (d)	5,200,000

	Total Tennessee	9,920,000

Texas - 0.5%
1,000,000	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc., LOC-JPMorgan Chase, 0.200%, 2/1/10 (d)	1,000,000
	Harris County, TX:
	Cultural Education Facilities Finance Corp.:
500,000	Revenue, Methodist Hospital, 0.180%, 2/1/10 (d)	500,000
1,470,000	Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase, 0.200%, 2/1/10 (d)	1,470,000
	Health Facilities Development Corp., Hospital Revenue:
1,800,000	Baylor College of Medicine, AMBAC, 0.200%, 2/1/10 (d)	1,800,000
2,100,000	Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local, 0.400%, 2/3/10 (d)	2,100,000

	Total Texas	6,870,000

Vermont - 0.3%
	Vermont Educational & Health Buildings Financing Agency Revenue:
4,000,000	Gifford Medical Center Project, LOC-Keybank N.A., 0.310%, 2/1/10 (d)	4,000,000
400,000	Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 0.210%, 2/1/10 (d)	400,000

	Total Vermont	4,400,000

Virginia - 1.3%
	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA- Wachovia Bank N.A.:
900,000	0.210%, 2/1/10 (d)	900,000
200,000	0.210%, 2/1/10 (d)	200,000
1,800,000	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank, 0.210%, 2/1/10 (d)	1,800,000
	Virginia Commonwealth University:
	Health System Authority Revenue:
9,000,000	AMBAC, LOC-Wachovia Bank N.A., 0.210%, 2/1/10 (d)	9,000,000
800,000	LOC-Wachovia Bank N.A., 0.190%, 2/1/10 (d)	800,000
4,040,000	VA, AMBAC, LOC-Wachovia Bank N.A., 0.180%, 2/1/10 (d)	4,040,000

	Total Virginia	16,740,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $259,397,000)	259,397,000

	TOTAL INVESTMENTS - 98.3% (Cost - $1,270,962,723#)	1,289,479,335
	Other Assets in Excess of Liabilities - 1.7%	22,146,919

	TOTAL NET ASSETS - 100.0%	$1,311,626,254

(a)	Maturity date shown represents the mandatory tender date.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp. - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes
USD	— Unified School District

See Notes to Schedule of Investments.

Legg Mason Western Asset Short Duration Municipal Income Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Summary of Investments by Sector *

Transportation	12.4%
Other	9.3
Health Care	8.9
Special Tax Obligation	8.0
Education	7.9
Industrial Revenue	6.9
Power	6.4
Solid Waste/Resource Recovery	4.2
State General Obligation	4.0
Water & Sewer	3.5
Local General Obligation	3.4
Housing	2.6
Leasing	2.2
Pre-Refunded/Escrowed to Maturity	0.2
Short-Term Investments	20.1

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody's/Fitch‡

AAA/Aaa	14.0%
AA/Aa	30.9
A	19.7
BBB/Baa	7.8
A-1/SP-1/VMIG1	24.4
NR	3.2

100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 14 and 15 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$1,030,082,335	—	$1,030,082,335
Short-term investments†	—	259,397,000	—	259,397,000

Total investments	—	$1,289,479,335	—	$1,289,479,335

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,681,232
Gross unrealized depreciation	(164,620)

Net unrealized appreciation	$18,516,612

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 23, 2010